CONDENSED CONSOLIDATED BALANCE SHEETS (Q2) (Parentheticals) - $ / shares	Jun. 30, 2026	Jun. 10, 2026	Dec. 31, 2025	Dec. 31, 2024
Preferred stock, par value (in Dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in Shares)	1,000,000		1,000,000	1,000,000
Preferred stock, shares issued (in Shares)	0		0	0
Preferred stock, shares outstanding (in Shares)	0		0	0
Class A Ordinary Shares [Member]
Ordinary shares subject to possible redemption (in Shares)	7,870,992	754,008	8,625,000	8,625,000
Ordinary shares, redemption value (in Dollars per share)	$ 10.81	$ 10.82	$ 10.65	$ 10.24
Ordinary shares, par value (in Dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	479,000,000		479,000,000	479,000,000
Ordinary shares, shares issued (in Shares)	286,250		286,250	286,250
Ordinary shares, shares outstanding (in Shares)	286,250		286,250	286,250
Class B Ordinary Shares [Member]
Ordinary shares, par value (in Dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	20,000,000		20,000,000	20,000,000
Ordinary shares, shares issued (in Shares)	2,156,250		2,156,250	2,156,250
Ordinary shares, shares outstanding (in Shares)	2,156,250		2,156,250	2,156,250